Investment instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Detail of Financial Instruments Measured at FVOCI

As of December 31, 2018, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2018
	At FVTOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank securities	411,431	—	411,431
Chilean Treasury bonds	913,041	—	913,041
Other government securities	27,612	—	27,612
Other local institutions financial instruments
Time deposits in local banks	185,501	—	185,501
Mortgage finance bonds	50	—	50
Chilean financial institutions bonds	—	—	—
Other local financial investments	5,979	—	5,979
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	769,693	198,923	968,616
Other foreign financial instruments	332,560	—	332,560
Investments not quoted in active markets
Corporate bonds	4,909	—	4,909
Other financial instruments at FVOCI	6,378	—	6,378

Totals	2,657,154	198,923	2,856,077

Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment

As of December 31, 2018 the portfolio of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of December 31, 2017	—	—	—	—
Restatement of the prior year due to IFRS 9 adoption	520	—	—	520
Balances as of January 1, 2018	520	—	—	520
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	25	—	—	25
Financial assets that have been derecognized	(411)	—	—	(411)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	134	—	—	134

Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment

As of December 31, 2018 the portfolio of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of December 31, 2017	—	—	—	—
Restatement of the prior year due to IFRS 9 adoption	37	—	—	37
Balances as of January 1, 2018	37	—	—	37
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	(50)	—	—	(50)
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	(13)	—	—	(13)

Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2018 are detailed as follows:

	As of December 31, 2018
	Acquisition cost	Unrealized		Fair value
		Gain	Losses
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	411,223	533	(325)	411,431
Chilean Treasury bonds	911,596	2,458	(1,013)	913,041
Other government securities	28,131	—	(519)	27,612
Other local institutions financial instruments
Time deposits in local banks	185,468	70	(37)	185,501
Mortgage finance bonds	50	—	—	50
Chilean financial institutions bonds	—	—	—	—
Other local financial investments	4,001	1,978	—	5,979
Foreign institutions financial instruments
Foreign governments and Central Banks financial instruments	752,791	24,505	(7,603)	769,693
Other foreign financial instruments	329,196	5,741	(2,377)	332,560
Investments not quoted in active markets
Corporate bonds	4,924	5	(20)	4,909
Other financial instruments at FVOCI	4,324	2,054	—	6,378

Totals	2,631,704	37,344	(11,894)	2,657,154

Unrealized gains and losses of the available for sale portfolio as of December 31, 2017 are detailed as follows:

	As of December 31, 2017
	Amortized cost	Unrealized		Fair value
		Gain	Losses
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank securities	688,770	806	(1,631)	687,945
Chilean Treasury bonds	1,081,633	3,526	(3,280)	1,081,879
Other government securities	14,206	—	(153)	14,053
Other local institutions financial instruments
Time deposits in local banks	114,073	—	(35)	114,038
Mortgage finance bonds	64	—	—	64
Chilean financial institutions bonds	9,034	25	(27)	9,032
Other local financial investments	3,942	2,217	—	6,159
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	416,995	3,921	(229)	420,687
Other foreign financial instruments	281,833	19,090	(183)	300,740
Investments not quoted in active markets
Corporate bonds	17,964	505	—	18,469
Other financial instruments	10,412	—	—	10,412

Totals	2,638,926	30,090	(5,538)	2,663,478

Detail of Financial Instruments Measured at Fair Value Through Other Comprehensive Income and Financial Instruments Available for Sale and Held to Maturity

As of December 31, 2017, the detail of available for sale and held to maturity financial instruments is as follows:

	As of December 31, 2017
	Available for sale	Held to maturity	Total
	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank securities	687,945	—	687,945
Chilean Treasury bonds	1,081,879	—	1,081,879
Other government securities	14,053	—	14,053
Other local institutions financial instruments
Time deposits in local banks	114,038	—	114,038
Mortgage finance bonds	64	—	64
Chilean financial institutions bonds	9,032	—	9,032
Other local financial investments	6,159	—	6,159
Foreign institutions financial instruments
Foreign governments and Central Banks financial instruments	420,687	—	420,687
Other foreign financial instruments	300,740	202,030	502,770
Investments not quoted in active markets
Corporate bonds	18,469	—	18,469
Other financial instruments	10,412	—	10,412

Total	2,663,478	202,030	2,865,508